Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure
Income taxes receivable (payable)
December 31,	2014	2013
(Dollars in thousands)
Federal income taxes receivable (payable)	$73,510	$(32,351)
Net state income taxes receivable (payable)	1,199	(1,545)

Income tax expense (benefit)
Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2014	2013	2012
(Dollars in thousands)
Current
Federal	$(77,931)	$180,056	$10,547
State	8,545	8,426	4,186
Deferred
Federal	44,881	(69,917)	54,490
State	6,276	(5,431)	(5,246)
State - valuation allowance adjustment	6,447	-	-
	$(11,782)	$113,134	$63,977

Income tax reconciliation
Year Ended December 31,	2014		2013		2012
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$(20.5)	35.0%	$90.2	35.0%	$71.8	35.0%
State income taxes, net of federal benefit (1)	12.2	(20.8)	5.2	2.0	3.7	1.8
Effect of noncontrolling interests	(5.8)	9.8	(2.2)	(0.9)	(6.3)	(3.1)
Gains (losses) on investments and sale of assets (2)	-	-	20.5	8.0	-	-
Correction of deferred taxes (3)	-	-	-	-	(5.3)	(2.6)
Other differences, net	2.3	(3.9)	(0.6)	(0.2)	0.1	0.1
Total income tax expense and rate	$(11.8)	20.1%	$113.1	43.9%	$64.0	31.2%

(1)	State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance. During the third quarter of 2014 U.S. Cellular recorded a $6.4 million increase to income tax expense related to a valuation allowance recorded against certain state deferred tax assets. In each interim period, U.S. Cellular evaluates the available positive and negative evidence to assess whether deferred tax assets are realizable, on a more likely than not basis. During the year ended December 31, 2014, based on revised forecasts of future state income, U.S. Cellular concluded that the negative evidence related to the realization of certain state deferred tax assets outweighed the positive evidence. Accordingly, U.S. Cellular determined that such deferred tax assets related to certain states were not realizable, on a more likely than not basis.

(2)	Gains (losses) on investments and sale of assets represents 2013 tax expense related to the NY1 & NY2 Deconsolidation and the Divestiture Transaction.

(3)	Correction of deferred taxes reflects immaterial adjustments to correct deferred tax balances in 2012 related to tax basis and law changes that related to periods prior to 2012.

Temporary income tax differences
Significant components of U.S. Cellular’s deferred income tax assets and liabilities at December 31, 2014 and 2013 were as follows:

December 31,	2014	2013
(Dollars in thousands)
Deferred tax assets
Current deferred tax assets	$96,886	$102,088
Net operating loss (“NOL”) carryforwards	72,878	61,294
Stock-based compensation	21,072	19,028
Compensation and benefits - other	2,586	3,746
Deferred rent	18,513	19,462
Other	26,116	24,604
Total deferred tax assets	238,051	230,222
Less valuation allowance	(53,119)	(43,375)
Net deferred tax assets	184,932	186,847
Deferred tax liabilities
Property, plant and equipment	520,723	503,491
Licenses/intangibles	275,456	282,764
Partnership investments	149,371	133,931
Other	4,135	3,853
Total deferred tax liabilities	949,685	924,039
Net deferred income tax liability	$764,753	$737,192

Deferred tax valuation allowance
A summary of U.S. Cellular’s deferred tax asset valuation allowance is as follows:

	2014	2013	2012
(Dollars in thousands)
Balance at January 1,	$43,375	$41,295	$30,261
Charged to income tax expense	9,744	(1,527)	3,033
Charged to other accounts	-	3,607	8,001
Balance at December 31,	$53,119	$43,375	$41,295

As of December 31, 2014, the valuation allowance reduced current deferred tax assets by $3.8 million and noncurrent deferred tax assets by $49.2 million.

Income tax unrecognized benefits summary
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013	2012
(Dollars in thousands)
Unrecognized tax benefits balance at January 1,	$28,813	$26,460	$28,745
Additions for tax positions of current year	7,766	5,925	6,656
Additions for tax positions of prior years	154	1,501	854
Reductions for tax positions of prior years	(554)	(45)	(115)
Reductions for settlements of tax positions	-	(576)	-
Reductions for lapses in statutes of limitations	(104)	(4,452)	(9,680)
Unrecognized tax benefits balance at December 31,	$36,075	$28,813	$26,460